PIMCO Variable Insurance Trust

Supplement Dated July 29, 2016 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Andrew Jessop and Hozef Arif. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Jessop and Hozef Arif. Mr. Jessop is a Managing Director of PIMCO and has managed the Portfolio since January 2010. Mr. Arif is an Executive Vice President of PIMCO and has managed the Portfolio since July 2016.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	Hozef Arif	7/16

Executive Vice President, PIMCO. Mr. Arif focuses on global high yield and crossover corporate credit portfolios. Prior to joining PIMCO in 2008, he was a leveraged finance investment banker at Credit Suisse in Los Angeles.

PIMCO High Yield	Andrew Jessop	1/10

Managing Director, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_072916

PIMCO Variable Insurance Trust

Supplement Dated July 29, 2016 to the

PIMCO High Yield Portfolio Administrative Class Prospectus,

PIMCO High Yield Portfolio Institutional Class Prospectus and

PIMCO High Yield Portfolio Advisor Class Prospectus,

each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Andrew Jessop and Hozef Arif. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Jessop and Hozef Arif. Mr. Jessop is a Managing Director of PIMCO and has managed the Portfolio since January 2010. Mr. Arif is an Executive Vice President of PIMCO and has managed the Portfolio since July 2016.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the “Management of the Portfolio—Individual Portfolio Manager” section of the Prospectuses is deleted and replaced with the following:

Individual Portfolio Managers

The following individuals have primary responsibility for managing the Portfolio.

Portfolio	Portfolio Managers	Since	Recent Professional Experience
PIMCO High Yield	Hozef Arif	7/16

Executive Vice President, PIMCO. Mr. Arif focuses on global high yield and crossover corporate credit portfolios. Prior to joining PIMCO in 2008, he was a leveraged finance investment banker at Credit Suisse in Los Angeles.

PIMCO High Yield	Andrew Jessop	1/10

Managing Director, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Portfolio.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_072916

PIMCO Variable Insurance Trust

Supplement dated July 29, 2016 to the Statement of Additional Information

dated April 29, 2016, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Andrew Jessop and Hozef Arif. Therefore, effective immediately, corresponding changes are made in the tables and accompanying footnotes in the subsections titled “Portfolio Managers—Other Accounts Managed” and “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Mr. Arif[1]
Registered Investment Companies	0	$0.00	0	$0.00
Pooled Investment Vehicles	1	$75.58	0	$0.00
Other Accounts	3	$831.94	0	$0.00

[1]	Effective July 29, 2016, Mr. Arif co-manages the PIMCO High Yield Portfolio ($1,099.1 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective July 29, 2016, the PIMCO High Yield Portfolio is jointly managed by Andrew Jessop and Hozef Arif. Information pertaining to accounts managed by Mr. Arif is as of June 30, 2016.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Arif[1]	PIMCO High Yield	None

[1]	Effective July 29, 2016, Mr. Arif co-manages the PIMCO High Yield Portfolio. Information for Mr. Arif pertaining to this Portfolio is as of June 30, 2016.

Investors Should Retain This Supplement for Future Reference

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